UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06526

Boston Trust & Walden Funds

(Exact name of registrant as specified in charter)
One Beacon Street, Boston MA	02108

(Address of principal executive offices)	(Zip code)
4400 Easton Commons, Suite 200, Columbus, OH	43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-282-8782

Date of fiscal year end: December 31
Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

Schedule of Portfolio Investments	Boston Trust Asset Management Fund
September 30, 2018 (Unaudited)

COMMON STOCKS (79.6%)
Security Description	Shares	Fair Value ($)

Communication Services (6.3%)
Alphabet, Inc., Class A (a)	2,000	2,414,160
Alphabet, Inc., Class C (a)	15,000	17,902,050
Comcast Corp., Class A	275,000	9,737,750
Omnicom Group, Inc.	35,000	2,380,700

		32,434,660

Consumer Discretionary (4.6%)
Autoliv, Inc.	25,000	2,167,000
NIKE, Inc., Class B	115,000	9,742,800
Ross Stores, Inc.	30,000	2,973,000
Starbucks Corp.	125,000	7,105,000
Veoneer, Inc. (a)	25,000	1,376,750

		23,364,550

Consumer Staples (6.2%)
Church & Dwight Co., Inc.	75,000	4,452,750
Colgate-Palmolive Co.	10,000	669,500
Costco Wholesale Corp.	45,000	10,569,600
Diageo PLC, Sponsored ADR	25,000	3,541,750
McCormick & Co., Inc.	25,000	3,293,750
PepsiCo, Inc.	30,000	3,354,000
Procter & Gamble Co.	30,000	2,496,900
Sysco Corp.	35,000	2,563,750
The Hershey Co.	10,000	1,020,000

		31,962,000

Energy (3.0%)
Chevron Corp.	27,500	3,362,700
ConocoPhillips	50,000	3,870,000
Exxon Mobil Corp.	75,000	6,376,500
Schlumberger Ltd.	32,500	1,979,900

		15,589,100

Financials (15.2%)
American Express Co.	55,000	5,856,950
BB&T Corp.	100,000	4,854,000
Berkshire Hathaway, Inc., Class B (a)	65,000	13,917,150
Chubb Ltd.	35,000	4,677,400
Cincinnati Financial Corp.	60,000	4,608,600
Comerica, Inc.	30,000	2,706,000
Commerce Bancshares, Inc.	31,906	2,106,434
JPMorgan Chase & Co.	100,000	11,284,000
M&T Bank Corp.	10,000	1,645,400
Marsh & McLennan Cos., Inc.	10,000	827,200
Northern Trust Corp.	50,000	5,106,500
PNC Financial Services Group, Inc.	45,000	6,128,550
State Street Corp.	40,000	3,351,200
T. Rowe Price Group, Inc.	40,000	4,367,200
U.S. Bancorp	125,000	6,601,250

		78,037,834

Health Care (12.1%)
Becton, Dickinson & Co.	60,000	15,660,000
Dentsply Sirona, Inc.	50,000	1,887,000
Edwards Lifesciences Corp. (a)	45,000	7,834,500
Henry Schein, Inc. (a)	50,000	4,251,500
Johnson & Johnson, Inc.	55,000	7,599,350
Medtronic PLC	20,000	1,967,400
Merck & Co., Inc.	40,000	2,837,600
Mettler-Toledo International, Inc. (a)	7,500	4,567,350
Stryker Corp.	25,000	4,442,000
UnitedHealth Group, Inc.	32,500	8,646,300
Varian Medical Systems, Inc. (a)	20,000	2,238,600

		61,931,600

Industrials (10.2%)
3M Co.	40,000	8,428,400
Donaldson Co., Inc.	50,000	2,913,000
Emerson Electric Co.	25,000	1,914,500
Honeywell International, Inc.	32,500	5,408,000
Hubbell, Inc.	40,000	5,342,800
Illinois Tool Works, Inc.	50,000	7,056,000
Rockwell Collins, Inc.	10,000	1,404,700
Union Pacific Corp.	50,000	8,141,500
United Parcel Service, Inc., Class B	55,000	6,421,250
W.W. Grainger, Inc.	15,000	5,361,150

		52,391,300

Information Technology (17.7%)
Accenture PLC, Class A	70,000	11,914,000
Apple, Inc.	100,000	22,574,000
Automatic Data Processing, Inc.	70,000	10,546,200
Cisco Systems, Inc.	175,000	8,513,750
Microsoft Corp.	155,000	17,727,350
Oracle Corp.	150,000	7,734,000
Visa, Inc., Class A	75,000	11,256,750

		90,266,050

Materials (2.7%)
Air Products & Chemicals, Inc.	20,000	3,341,000
AptarGroup, Inc.	30,000	3,232,200
PPG Industries, Inc.	65,000	7,093,450

		13,666,650

Utilities (1.6%)
Consolidated Edison, Inc.	50,000	3,809,500
Eversource Energy	75,000	4,608,000

		8,417,500

TOTAL COMMON STOCKS (Cost $189,023,388)		408,061,244

CORPORATE BONDS (2.4%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Financials (1.3%)
American Express Co., 2.65%, 12/2/22	1,926,000	1,856,465
Berkshire Hathaway, Inc., 3.13%,
3/15/26, Callable 12/15/25 @ 100	2,000,000	1,931,447
JPMorgan Chase & Co., 3.90%, 7/15/25,
Callable 4/15/25 @ 100	1,000,000	1,000,533
National Rural Utilities Cooperative
Finance Corp., 10.38%, 11/1/18	350,000	352,174
Wells Fargo & Co., 3.55%, 9/29/25, MTN	2,000,000	1,951,082

		7,091,701

Health Care (0.2%)
Becton, Dickinson & Co., 3.13%, 11/8/21	1,000,000	984,835

Information Technology (0.9%)
Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	2,500,000	2,446,015
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	2,000,000	1,941,097

		4,387,112

TOTAL CORPORATE BONDS (Cost $12,866,940)		12,463,648

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust Asset Management Fund
September 30, 2018 (Unaudited)

MUNICIPAL BONDS (0.8%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Illinois (0.1%):
Illinois State, GO, 5.00%, 4/1/24, Callable 10/5/18 @ 100	450,000	450,122

Massachusetts (0.7%):
Massachusetts State, Series E, GO,
4.00%, 9/1/37, Callable 9/1/25 @ 100	1,000,000	1,027,970
Massachusetts State, Series E, GO,
5.00%, 7/1/38, Callable 7/1/26 @ 100	260,000	291,686
Massachusetts State Development
Finance Agency Revenue, Series R-2,
5.00%, 7/1/28, Callable 7/1/20 @ 100	460,000	482,430
Massachusetts State Health &
Educational Facilities Authority Revenue,
Series A, 5.00%, 12/15/26, Prerefunded 12/15/19 @ 100	1,500,000	1,554,809

		3,356,895

Washington (0.0%):
Washington State, Series C, GO, 5.00%,
2/1/26, Prerefunded 2/1/19 @ 100	250,000	252,633

TOTAL MUNICIPAL BONDS (Cost $4,254,897)		4,059,650

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (15.7%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Federal Farm Credit Bank
2.63%, 8/12/19	10,000,000	10,006,270
2.85%, 3/2/28	2,000,000	1,912,604
2.95%, 1/27/25	2,000,000	1,977,460
3.14%, 12/5/29	2,500,000	2,416,538
3.39%, 2/1/28	2,000,000	2,000,070
3.85%, 12/26/25	2,770,000	2,881,620

		21,194,562

Federal Home Loan Bank
2.38%, 3/13/26	6,000,000	5,660,820
2.50%, 12/10/27	1,500,000	1,393,902
2.63%, 6/11/27	1,500,000	1,423,236
2.88%, 9/13/24	2,500,000	2,467,680
3.50%, 9/24/29	2,000,000	2,016,736

		12,962,374

U.S. Treasury Bill
2.48%, 7/18/19	8,000,000	7,842,595
2.53%, 8/15/19	4,000,000	3,912,417

		11,755,012

U.S. Treasury Note
2.75%, 2/15/24	35,000,000	34,634,277

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT
AGENCY OBLIGATIONS (Cost $82,500,835)		80,546,225

INVESTMENT COMPANIES (1.4%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 2.00%(b)	7,066,379	7,066,379

TOTAL INVESTMENT COMPANIES (Cost $7,066,379)		7,066,379

Total Investments (Cost $295,712,439) — 99.9%		512,197,146
Other assets in excess of liabilities — 0.1%		690,022

NET ASSETS — 100.0%		$512,887,168

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2018.

ADR	American Depositary Receipt
GO	General Obligation
MTN	Medium Term Note

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust Equity Fund
September 30, 2018 (Unaudited)

COMMON STOCKS (99.5%)
Security Description	Shares	Fair Value ($)

Communication Services (8.1%)
Alphabet, Inc., Class A (a)	750	905,310
Alphabet, Inc., Class C (a)	5,500	6,564,085
Comcast Corp., Class A	90,000	3,186,900
Omnicom Group, Inc.	15,000	1,020,300

		11,676,595

Consumer Discretionary (5.0%)
Autoliv, Inc.	10,000	866,800
NIKE, Inc., Class B	30,000	2,541,600
Ross Stores, Inc.	10,000	991,000
Starbucks Corp.	40,000	2,273,600
Veoneer, Inc. (a)	10,000	550,700

		7,223,700

Consumer Staples (8.3%)
Church & Dwight Co., Inc.	25,000	1,484,250
Colgate-Palmolive Co.	2,500	167,375
Costco Wholesale Corp.	17,000	3,992,960
Diageo PLC, Sponsored ADR	7,500	1,062,525
McCormick & Co., Inc.	7,000	922,250
PepsiCo, Inc.	10,000	1,118,000
Procter & Gamble Co.	10,000	832,300
Sysco Corp.	25,000	1,831,250
The Hershey Co.	5,000	510,000

		11,920,910

Energy (3.8%)
Chevron Corp.	15,000	1,834,200
ConocoPhillips	15,000	1,161,000
Exxon Mobil Corp.	22,500	1,912,950
Schlumberger Ltd.	10,000	609,200

		5,517,350

Financials (19.5%)
American Express Co.	25,000	2,662,250
BB&T Corp.	30,000	1,456,200
Berkshire Hathaway, Inc., Class B (a)	20,000	4,282,200
Chubb Ltd.	15,000	2,004,600
Cincinnati Financial Corp.	25,000	1,920,250
Commerce Bancshares, Inc.	9,570	631,811
JPMorgan Chase & Co.	37,500	4,231,500
M&T Bank Corp.	5,000	822,700
Northern Trust Corp.	15,000	1,531,950
PNC Financial Services Group, Inc.	20,000	2,723,800
State Street Corp.	20,000	1,675,600
T. Rowe Price Group, Inc.	15,000	1,637,700
U.S. Bancorp	45,000	2,376,450

		27,957,011

Health Care (14.2%)
Becton, Dickinson & Co.	16,000	4,176,000
Dentsply Sirona, Inc.	25,000	943,500
Edwards Lifesciences Corp. (a)	7,500	1,305,750
Henry Schein, Inc. (a)	15,000	1,275,450
Johnson & Johnson, Inc.	22,500	3,108,825
Medtronic PLC	10,000	983,700
Merck & Co., Inc.	15,000	1,064,100
Mettler-Toledo International, Inc. (a)	1,500	913,470
Stryker Corp.	12,000	2,132,160
UnitedHealth Group, Inc.	14,000	3,724,560
Varian Medical Systems, Inc. (a)	7,500	839,475

		20,466,990

Industrials (13.5%)
3M Co.	16,000	3,371,360
Deere & Co.	7,500	1,127,475
Donaldson Co., Inc.	10,000	582,600
Honeywell International, Inc.	14,000	2,329,600
Hubbell, Inc.	15,000	2,003,550
Illinois Tool Works, Inc.	15,000	2,116,800
Union Pacific Corp.	22,500	3,663,675
United Parcel Service, Inc., Class B	15,000	1,751,250
W.W. Grainger, Inc.	7,000	2,501,870

		19,448,180

Information Technology (22.1%)
Accenture PLC, Class A	25,000	4,255,000
Apple, Inc.	35,000	7,900,900
Automatic Data Processing, Inc.	20,000	3,013,200
Cisco Systems, Inc.	50,000	2,432,500
Microsoft Corp.	55,000	6,290,350
Oracle Corp.	55,000	2,835,800
Visa, Inc., Class A	32,500	4,877,925

		31,605,675

Materials (3.1%)
Air Products & Chemicals, Inc.	7,000	1,169,350
AptarGroup, Inc.	10,000	1,077,400
PPG Industries, Inc.	20,000	2,182,600

		4,429,350

Utilities (1.9%)
Consolidated Edison, Inc.	15,000	1,142,850
Eversource Energy	25,000	1,536,000

		2,678,850

TOTAL COMMON STOCKS (Cost $65,078,100)		142,924,611

INVESTMENT COMPANIES (0.5%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 2.00%(b)	790,430	790,430

TOTAL INVESTMENT COMPANIES (Cost $790,430)		790,430

Total Investments (Cost $65,868,530) — 100.0%		143,715,041
Other assets in excess of liabilities — 0.0%		48,003

NET ASSETS — 100.0%		$143,763,044

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2018.

ADR	American Depositary Receipt

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust Midcap Fund
September 30, 2018 (Unaudited)

COMMON STOCKS (99.1%)
Security Description	Shares	Fair Value ($)

Communication Services (1.0%)
Omnicom Group, Inc.	10,000	680,200

		680,200

Consumer Discretionary (13.0%)
Dollar General Corp.	11,275	1,232,358
Dunkin’ Brands Group, Inc.	9,500	700,340
Expedia, Inc.	5,000	652,400
Hasbro, Inc.	6,125	643,860
Hyatt Hotels Corp., Class A	15,850	1,261,501
O’Reilly Automotive, Inc. (a)	2,750	955,130
Polaris Industries, Inc.	5,125	517,369
Ross Stores, Inc.	14,125	1,399,787
Service Corp. International	16,000	707,200
Williams Sonoma, Inc.	10,300	676,916

		8,746,861

Consumer Staples (6.2%)
Brown-Forman Corp., Class B	11,037	557,920
Church & Dwight Co., Inc.	19,400	1,151,778
McCormick & Co., Inc.	4,125	543,469
The Clorox Co.	7,500	1,128,075
The Hershey Co.	7,675	782,850

		4,164,092

Energy (3.2%)
Apache Corp.	21,850	1,041,590
Dril-Quip, Inc. (a)	12,300	642,675
Helmerich & Payne, Inc.	7,025	483,109

		2,167,374

Financials (15.2%)
American Financial Group, Inc.	6,000	665,820
Brown & Brown, Inc.	24,000	709,680
Commerce Bancshares, Inc.	14,900	983,698
Discover Financial Services	11,225	858,151
East West Bancorp, Inc.	9,700	585,589
Eaton Vance Corp.	11,425	600,498
FactSet Research Systems, Inc.	5,950	1,331,075
M&T Bank Corp.	4,900	806,246
Northern Trust Corp.	10,500	1,072,365
SEI Investments Co.	10,500	641,550
Signature Bank	6,000	689,040
T. Rowe Price Group, Inc.	5,650	616,867
W. R. Berkley Corp.	8,295	663,019

		10,223,598

Health Care (13.0%)
Agilent Technologies, Inc.	10,000	705,400
Cerner Corp. (a)	7,775	500,788
Dentsply Sirona, Inc.	10,200	384,948
Henry Schein, Inc. (a)	8,575	729,132
Laboratory Corp. of America Holdings (a)	3,750	651,300
Mettler-Toledo International, Inc. (a)	1,100	669,878
PerkinElmer, Inc.	7,975	775,728
ResMed, Inc.	6,500	749,710
STERIS PLC	5,600	640,640
The Cooper Companies, Inc.	3,425	949,239
Varian Medical Systems, Inc. (a)	4,000	447,720
Waters Corp. (a)	4,075	793,321
Zimmer Biomet Holdings, Inc.	5,450	716,512

		8,714,316

Industrials (15.3%)
AMETEK, Inc.	12,775	1,010,758
Donaldson Co., Inc.	20,650	1,203,068
Expeditors International of Washington, Inc.	6,800	500,004
Hubbell, Inc.	7,525	1,005,114
IDEX Corp.	4,200	632,772
Kansas City Southern	5,950	674,016
Lincoln Electric Holdings, Inc.	6,925	647,072
Nordson Corp.	7,800	1,083,420
Roper Technologies, Inc.	2,325	688,688
Sensata Technologies Holding PLC (a)	11,375	563,631
The Middleby Corp. (a)	5,000	646,750
Verisk Analytics, Inc. (a)	5,850	705,218
Wabtec Corp.	8,300	870,504

		10,231,015

Information Technology (14.9%)
Akamai Technologies, Inc. (a)	8,900	651,035
Amdocs Ltd.	11,375	750,523
Amphenol Corp., Class A	9,400	883,788
ANSYS, Inc. (a)	3,800	709,384
Aspen Technology, Inc. (a)	6,600	751,806
Check Point Software Technologies Ltd. (a)	5,950	700,137
Citrix Systems, Inc. (a)	6,425	714,203
F5 Networks, Inc. (a)	7,000	1,395,940
Fiserv, Inc. (a)	8,600	708,468
IPG Photonics Corp. (a)	4,000	624,280
Juniper Networks, Inc.	20,625	618,131
Paychex, Inc.	20,200	1,487,729

		9,995,424

Materials (7.7%)
AptarGroup, Inc.	10,400	1,120,495
Avery Dennison Corp.	10,250	1,110,588
Ball Corp.	14,350	631,257
International Flavors & Fragrances, Inc.	8,475	1,179,042
RPM International, Inc.	17,675	1,147,815

		5,189,197

Real Estate (5.1%)
Digital Realty Trust, Inc.	5,425	610,204
Host Hotels & Resorts, Inc.	31,050	655,155
Jones Lang LaSalle, Inc.	4,500	649,440
Lamar Advertising Co., Class A	8,600	669,080
Realty Income Corp.	14,850	844,817

		3,428,696

Utilities (4.5%)
American Water Works Co., Inc.	5,900	519,023
Consolidated Edison, Inc.	6,600	502,854
Eversource Energy	21,825	1,340,928
ONE Gas, Inc.	7,925	652,069

		3,014,874

TOTAL COMMON STOCKS (Cost $39,320,297)		66,555,647

INVESTMENT COMPANIES (0.9%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 2.00%(b)	594,181	594,181

TOTAL INVESTMENT COMPANIES (Cost $594,181)		594,181

Total Investments (Cost $39,914,478) — 100.0%		67,149,828
Liabilities in excess of other assets — 0.0%		(27,728)

NET ASSETS — 100.0%		$67,122,100

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2018.

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund
September 30, 2018 (Unaudited)

COMMON STOCKS (98.4%)
Security Description	Shares	Fair Value ($)

Communication Services (0.7%)
Interpublic Group of Cos., Inc.	25,200	576,324

		576,324

Consumer Discretionary (11.6%)
Big Lots, Inc.	15,000	626,850
Brinker International, Inc.	12,700	593,471
Cheesecake Factory, Inc.	16,600	888,764
Choice Hotels International, Inc.	11,600	966,280
Dorman Products, Inc. (a)	10,400	799,968
Dunkin’ Brands Group, Inc.	8,300	611,876
Nordstrom, Inc.	12,200	729,682
Polaris Industries, Inc.	4,600	464,370
Service Corp. International	28,100	1,242,020
Texas Roadhouse, Inc.	11,700	810,693
Tiffany & Co.	6,000	773,820
Williams Sonoma, Inc.	10,375	681,845

		9,189,639

Consumer Staples (3.8%)
Church & Dwight Co., Inc.	22,500	1,335,825
Flowers Foods, Inc.	36,900	688,554
Lancaster Colony Corp.	4,100	611,761
Tootsie Roll Industries, Inc.	13,400	391,950

		3,028,090

Energy (3.8%)
Apache Corp.	15,700	748,419
Dril-Quip, Inc. (a)	13,200	689,700
Helmerich & Payne, Inc.	13,200	907,764
National Oilwell Varco, Inc.	15,200	654,816

		3,000,699

Financials (15.4%)
American Financial Group, Inc.	7,300	810,081
Bank of Hawaii Corp.	10,400	820,664
Brown & Brown, Inc.	29,700	878,229
Cincinnati Financial Corp.	8,350	641,364
Cohen & Steers, Inc.	13,000	527,930
Commerce Bancshares, Inc.	12,740	841,095
CVB Financial Corp.	22,500	502,200
East West Bancorp, Inc.	11,400	688,218
Eaton Vance Corp.	14,600	767,376
FactSet Research Systems, Inc.	4,900	1,096,179
SEI Investments Co.	12,600	769,860
Signature Bank	9,000	1,033,559
SVB Financial Group (a)	2,300	714,909
Texas Capital Bancshares, Inc. (a)	6,000	495,900
UMB Financial Corp.	11,700	829,530
W. R. Berkley Corp.	9,300	743,349

		12,160,443

Health Care (13.6%)
Chemed Corp.	3,000	958,740
Dentsply Sirona, Inc.	13,200	498,168
Henry Schein, Inc. (a)	7,400	629,222
Masimo Corp. (a)	10,400	1,295,216
Mettler-Toledo International, Inc. (a)	1,600	974,368
PerkinElmer, Inc.	12,400	1,206,148
ResMed, Inc.	9,800	1,130,332
STERIS PLC	8,000	915,200
The Cooper Companies, Inc.	3,700	1,025,455
Varian Medical Systems, Inc. (a)	6,700	749,931
Waters Corp. (a)	7,000	1,362,760

		10,745,540

Industrials (17.0%)
Applied Industrial Technologies, Inc.	14,300	1,118,975
C.H. Robinson Worldwide, Inc.	7,825	766,224
Donaldson Co., Inc.	24,900	1,450,674
Expeditors International of Washington, Inc.	10,700	786,771
Franklin Electric Co., Inc.	9,200	434,700
Hexcel Corp.	8,100	543,105
Hubbell, Inc.	8,500	1,135,345
IDEX Corp.	4,900	738,234
Kansas City Southern	5,200	589,056
Lincoln Electric Holdings, Inc.	10,100	943,744
Nordson Corp.	8,600	1,194,540
Sensata Technologies Holding PLC (a)	15,500	768,025
The Middleby Corp. (a)	5,400	698,490
UniFirst Corp.	4,200	729,330
Valmont Industries, Inc.	4,200	581,700
Wabtec Corp.	9,250	970,140

		13,449,053

Information Technology (15.0%)
Akamai Technologies, Inc. (a)	13,400	980,210
Amdocs Ltd.	14,600	963,308
ANSYS, Inc. (a)	5,900	1,101,412
Aspen Technology, Inc. (a)	11,550	1,315,661
Coherent, Inc. (a)	3,000	516,570
F5 Networks, Inc. (a)	7,100	1,415,882
IPG Photonics Corp. (a)	5,900	920,813
Jack Henry & Associates, Inc.	6,425	1,028,513
Juniper Networks, Inc.	27,700	830,169
Manhattan Associates, Inc. (a)	14,500	791,700
NETGEAR, Inc. (a)	12,900	810,765
Tech Data Corp. (a)	7,750	554,668
Teradata Corp. (a)	17,900	675,009

		11,904,680

Materials (6.3%)
AptarGroup, Inc.	11,600	1,249,784
Avery Dennison Corp.	7,800	845,130
International Flavors & Fragrances, Inc.	6,500	904,280
RPM International, Inc.	21,400	1,389,716
Silgan Holdings, Inc.	20,600	572,680

		4,961,590

Real Estate (7.1%)
American Campus Communities, Inc.	8,025	330,309
Camden Property Trust	10,200	954,414
CoreSite Realty Corp.	9,700	1,078,058
CubeSmart	20,300	579,159
Jones Lang LaSalle, Inc.	6,900	995,808
Lamar Advertising Co., Class A	11,400	886,920
Ryman Hospitality Properties, Inc.	9,700	835,849

		5,660,517

Utilities (4.1%)
American States Water Co.	9,800	599,172
Atmos Energy Corp.	9,300	873,363
New Jersey Resources Corp.	16,000	737,600
ONE Gas, Inc.	12,700	1,044,956

		3,255,091

TOTAL COMMON STOCKS (Cost $66,162,434)		77,931,666

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund
September 30, 2018 (Unaudited)

INVESTMENT COMPANIES (1.4%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 2.00%(b)	1,081,669	1,081,669

TOTAL INVESTMENT COMPANIES (Cost $1,081,669)		1,081,669

Total Investments (Cost $67,244,103) — 99.8%		79,013,335
Other assets in excess of liabilities — 0.2%		166,312

NET ASSETS — 100.0%		$79,179,647

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2018.

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust Small Cap Fund
September 30, 2018 (Unaudited)

COMMON STOCKS (99.3%)
Security Description	Shares	Fair Value ($)

Communication Services (0.8%)
Cable One, Inc.	2,650	2,341,567

		2,341,567

Consumer Discretionary (11.8%)
Big Lots, Inc.	83,575	3,492,599
Brinker International, Inc.	46,075	2,153,085
Cheesecake Factory, Inc.	58,500	3,132,090
Choice Hotels International, Inc.	62,725	5,224,993
Dorman Products, Inc. (a)	49,250	3,788,310
Dunkin’ Brands Group, Inc.	40,975	3,020,677
Gentherm, Inc. (a)	54,875	2,494,069
Monro Muffler Brake, Inc.	50,125	3,488,700
Texas Roadhouse, Inc.	60,425	4,186,848
Williams Sonoma, Inc.	62,825	4,128,859

		35,110,230

Consumer Staples (4.3%)
Flowers Foods, Inc.	179,625	3,351,802
Lancaster Colony Corp.	19,850	2,961,819
Sanderson Farms, Inc.	11,375	1,175,834
The Boston Beer Co., Inc., Class A (a)	13,500	3,881,250
Tootsie Roll Industries, Inc.	49,837	1,457,732

		12,828,437

Energy (3.6%)
Dril-Quip, Inc. (a)	40,625	2,122,656
Forum Energy Technologies, Inc. (a)	157,700	1,632,195
Natural Gas Services Group, Inc. (a)	47,625	1,004,888
Newpark Resources, Inc. (a)	229,875	2,379,206
Oceaneering International, Inc. (a)	47,050	1,298,580
RPC, Inc.	152,550	2,361,474

		10,798,999

Financials (16.5%)
1st Source Corp.	50,325	2,648,102
Artisan Partners Asset Management, Inc., Class A	56,900	1,843,560
Bank of Hawaii Corp.	51,600	4,071,755
Bridge BanCorp, Inc.	38,575	1,280,690
Bryn Mawr Bank Corp.	29,800	1,397,620
Camden National Corp.	38,200	1,659,408
Cohen & Steers, Inc.	61,400	2,493,454
Commerce Bancshares, Inc.	55,775	3,682,266
CVB Financial Corp.	87,550	1,954,116
Eaton Vance Corp.	78,375	4,119,390
German American BanCorp	38,375	1,353,870
Horace Mann Educators Corp.	36,500	1,638,850
Independent Bank Corp.	27,675	2,285,955
Lakeland Financial Corp.	45,650	2,121,812
Morningstar, Inc.	32,925	4,145,258
Texas Capital Bancshares, Inc. (a)	26,325	2,175,761
Tompkins Financial Corp.	34,325	2,786,847
UMB Financial Corp.	51,975	3,685,027
Washington Federal, Inc.	68,750	2,200,000
Washington Trust BanCorp, Inc.	25,850	1,429,505

		48,973,246

Health Care (17.5%)
Anika Therapeutics, Inc. (a)	43,550	1,836,939
Atrion Corp.	2,625	1,823,850
Bio-Techne Corp.	30,225	6,169,224
Bruker Corp.	158,450	5,300,152
Charles River Laboratories International, Inc. (a)	36,100	4,856,894
Chemed Corp.	16,675	5,328,997
CorVel Corp. (a)	24,000	1,446,000
Ensign Group, Inc.	69,125	2,621,220
Globus Medical, Inc., Class A (a)	63,325	3,594,327
Haemonetics Corp. (a)	44,450	5,093,081
Hill-Rom Holdings, Inc.	27,275	2,574,760
Masimo Corp. (a)	53,425	6,653,549
U.S. Physical Therapy, Inc.	35,600	4,222,160

		51,521,153

Industrials (17.0%)
Applied Industrial Technologies, Inc.	59,375	4,646,094
Donaldson Co., Inc.	105,475	6,144,973
Forward Air Corp.	48,675	3,489,998
Franklin Electric Co., Inc.	89,875	4,246,594
Herman Miller, Inc.	73,000	2,803,200
Hub Group, Inc., Class A (a)	82,150	3,746,040
Kadant, Inc.	26,875	2,898,469
Landstar System, Inc.	42,875	5,230,750
Lincoln Electric Holdings, Inc.	46,450	4,340,287
Tennant Co.	31,225	2,371,539
UniFirst Corp.	24,100	4,184,965
Valmont Industries, Inc.	16,050	2,222,925
Watts Water Technologies, Inc., Class A	46,875	3,890,625

		50,216,459

Information Technology (13.7%)
Aspen Technology, Inc. (a)	44,700	5,091,777
Coherent, Inc. (a)	21,625	3,723,609
CSG Systems International, Inc.	91,925	3,689,870
ExlService Holdings, Inc. (a)	52,650	3,485,430
InterDigital, Inc.	44,650	3,572,000
Manhattan Associates, Inc. (a)	59,125	3,228,225
NETGEAR, Inc. (a)	76,475	4,806,454
NIC, Inc.	236,975	3,507,230
Power Integrations, Inc.	37,750	2,385,800
Tech Data Corp. (a)	42,425	3,036,357
Teradata Corp. (a)	106,875	4,030,256

		40,557,008

Materials (4.4%)
AptarGroup, Inc.	50,500	5,440,870
Minerals Technologies, Inc.	33,650	2,274,740
Quaker Chemical Corp.	13,300	2,689,393
Silgan Holdings, Inc.	99,775	2,773,745

		13,178,748

Real Estate (5.2%)
CoreSite Realty Corp.	37,475	4,164,971
CubeSmart	97,050	2,768,837
HFF, Inc., Class A	61,900	2,629,512
Highwoods Properties, Inc.	48,500	2,292,110
Ryman Hospitality Properties, Inc.	42,225	3,638,528

		15,493,958

Utilities (4.5%)
American States Water Co.	32,700	1,999,278
Hawaiian Electric Industries, Inc.	69,700	2,480,623
New Jersey Resources Corp.	75,675	3,488,618
ONE Gas, Inc.	64,300	5,290,604

		13,259,123

TOTAL COMMON STOCKS (Cost $196,883,463)		294,278,928

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust Small Cap Fund
September 30, 2018 (Unaudited)

INVESTMENT COMPANIES (0.7%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 2.00%(b)	2,036,472	2,036,472

TOTAL INVESTMENT COMPANIES (Cost $2,036,472)		2,036,472

Total Investments (Cost $198,919,935) — 100.0%		296,315,400
Other assets in excess of liabilities — 0.0%		61,765

NET ASSETS — 100.0%		$296,377,165

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2018.

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden Asset Management Fund
September 30, 2018 (Unaudited)

COMMON STOCKS (72.5%)
Security Description	Shares	Fair Value ($)

Communication Services (5.1%)
Alphabet, Inc., Class A (a)	1,000	1,207,080
Alphabet, Inc., Class C (a)	2,400	2,864,328
Charter Communications, Inc., Class A (a)	2,445	796,777
Comcast Corp., Class A	26,000	920,660
Omnicom Group, Inc.	14,000	952,280

		6,741,125

Consumer Discretionary (5.5%)
Advance Auto Parts, Inc.	2,500	420,825
Autoliv, Inc.	3,000	260,040
Booking Holdings, Inc. (a)	400	793,600
Dollar General Corp.	9,600	1,049,280
McDonald’s Corp.	2,000	334,580
NIKE, Inc., Class B	18,000	1,524,960
Ross Stores, Inc.	14,000	1,387,400
Starbucks Corp.	16,000	909,440
The Home Depot, Inc.	2,000	414,300
Veoneer, Inc. (a)	3,000	165,210

		7,259,635

Consumer Staples (6.9%)
Church & Dwight Co., Inc.	12,000	712,440
Colgate-Palmolive Co.	16,500	1,104,675
Costco Wholesale Corp.	8,600	2,019,968
Estee Lauder Cos., Inc.	10,000	1,453,200
PepsiCo, Inc.	11,000	1,229,800
Reckitt Benckiser Group PLC, Sponsored ADR	25,000	458,500
The Clorox Co.	8,500	1,278,485
The Hershey Co.	8,000	816,000

		9,073,068

Energy (2.8%)
Apache Corp.	22,000	1,048,740
ConocoPhillips	35,000	2,709,000

		3,757,740

Financials (12.3%)
American Express Co.	10,000	1,064,900
BB&T Corp.	24,000	1,164,960
Cincinnati Financial Corp.	15,000	1,152,150
Comerica, Inc.	9,000	811,800
Commerce Bancshares, Inc.	13,230	873,445
Discover Financial Services	13,000	993,850
JPMorgan Chase & Co.	20,000	2,256,800
Northern Trust Corp.	14,000	1,429,820
PNC Financial Services Group, Inc.	11,500	1,566,185
State Street Corp.	10,500	879,690
SunTrust Banks, Inc.	20,000	1,335,800
T. Rowe Price Group, Inc.	10,000	1,091,800
U.S. Bancorp	31,500	1,663,515

		16,284,715

Health Care (10.7%)
Becton, Dickinson & Co.	7,500	1,957,500
Danaher Corp.	10,000	1,086,600
Henry Schein, Inc. (a)	14,000	1,190,420
Johnson & Johnson, Inc.	16,000	2,210,720
Medtronic PLC	10,000	983,700
Merck & Co., Inc.	15,600	1,106,664
Mettler-Toledo International, Inc. (a)	1,800	1,096,164
Stryker Corp.	8,000	1,421,440
UnitedHealth Group, Inc.	8,000	2,128,320
Waters Corp. (a)	5,000	973,400

		14,154,928

Industrials (9.1%)
3M Co.	8,000	1,685,680
Deere & Co.	6,500	977,145
Donaldson Co., Inc.	12,000	699,120
Emerson Electric Co.	15,100	1,156,358
Hubbell, Inc.	8,000	1,068,560
Illinois Tool Works, Inc.	8,000	1,128,960
Lincoln Electric Holdings, Inc.	9,000	840,960
Union Pacific Corp.	11,500	1,872,545
United Parcel Service, Inc., Class B	10,000	1,167,500
W.W. Grainger, Inc.	4,000	1,429,640

		12,026,468

Information Technology (15.8%)
Accenture PLC, Class A	12,500	2,127,500
Apple, Inc.	20,500	4,627,670
Automatic Data Processing, Inc.	13,000	1,958,580
Cisco Systems, Inc.	39,000	1,897,350
Cognizant Technology Solutions Corp., Class A	10,000	771,500
Microsoft Corp.	36,000	4,117,320
Oracle Corp.	39,000	2,010,840
TE Connectivity Ltd.	8,000	703,440
Visa, Inc., Class A	16,500	2,476,484

		20,690,684

Materials (2.6%)
AptarGroup, Inc.	11,000	1,185,140
PPG Industries, Inc.	12,000	1,309,560
Praxair, Inc.	6,000	964,380

		3,459,080

Utilities (1.7%)
Consolidated Edison, Inc.	14,000	1,066,660
Eversource Energy	19,000	1,167,360

		2,234,020

TOTAL COMMON STOCKS (Cost $48,356,963)		95,681,463

CERTIFICATE OF DEPOSIT (0.1%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Certificate of Deposit (0.1%)
Self Help Federal Credit Union, 1.30%, 6/21/19 (b)	100,000	99,192

TOTAL CERTIFICATE OF DEPOSIT (Cost $100,000)		99,192

CORPORATE BONDS (2.6%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Consumer Discretionary (0.2%)
Starbucks Corp., 2.45%, 6/15/26, Callable 3/15/26 @ 100	350,000	315,726

Consumer Staples (0.1%)
Campbell Soup Co., 4.50%, 2/15/19	150,000	151,046

Financials (0.6%)
American Express Co., 2.65%, 12/2/22	287,000	276,638
KFW, 1.88%, 11/30/20	250,000	244,509

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden Asset Management Fund
September 30, 2018 (Unaudited)

CORPORATE BONDS, CONTINUED
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Financials, continued
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	176,000	177,093
North American Development Bank, 4.38%, 2/11/20	100,000	101,435

		799,675

Health Care (0.4%)
Abbott Laboratories, 2.95%, 3/15/25, Callable 12/15/24 @ 100	100,000	95,609
Kaiser Foundation Hospitals, 3.15%, 5/1/27, Callable 2/1/27 @ 100	250,000	240,020
Merck & Co., Inc., 3.88%, 1/15/21, Callable 10/15/20 @ 100	150,000	152,638

		488,267

Industrials (0.3%)
Emerson Electric Co., 2.63%, 2/15/23, Callable 11/15/22 @ 100	200,000	192,867
Hubbell, Inc., 3.35%, 3/1/26, Callable 12/1/25 @ 100	145,000	137,169
Hubbell, Inc., 3.63%, 11/15/22	75,000	74,615

		404,651

Information Technology (1.0%)
Apple, Inc., 2.85%, 5/6/21	350,000	348,382
Apple, Inc., 2.85%, 2/23/23, Callable 12/23/22 @ 100	150,000	147,754
Apple, Inc., 3.00%, 6/20/27, Callable 3/20/27 @ 100	200,000	190,539
Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24 @ 100	300,000	297,643
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	275,000	266,901

		1,251,219

TOTAL CORPORATE BONDS (Cost $3,501,334)		3,410,584

MUNICIPAL BONDS (0.3%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

New York (0.1%):
New York State Environmental Facilities Corp., Series C, 1.89%, 7/15/22	190,000	181,543

Wisconsin (0.2%):
Wisconsin State, Build America Bonds, GO, 4.60%, 5/1/26, Callable 5/1/21 @ 100	250,000	259,483

TOTAL MUNICIPAL BONDS (Cost $440,843)		441,026

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (22.8%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Federal Farm Credit Bank
2.60%, 10/6/22	250,000	246,514
2.75%, 7/16/27	250,000	238,740
2.85%, 3/2/28	750,000	717,227
5.38%, 11/10/20	250,000	262,886

		1,465,367

Federal Home Loan Bank
1.88%, 11/29/21	1,000,000	969,175
2.13%, 3/10/23	1,000,000	964,549
2.50%, 3/11/22	200,000	197,198
2.88%, 6/14/24	1,000,000	991,973
2.88%, 9/13/24	1,000,000	987,072
3.25%, 6/9/23	850,000	859,526
5.25%, 8/15/22	1,000,000	1,083,327
5.50%, 7/15/36	700,000	892,168

		6,944,988

Federal Home Loan Mortgage Corp.
2.38%, 1/13/22	5,750,000	5,653,319

Federal National Mortgage Association
1.38%, 2/26/21	150,000	144,861
1.88%, 4/5/22	1,000,000	965,155
1.88%, 9/24/26	1,000,000	907,798
2.13%, 4/24/26	1,250,000	1,165,845
2.63%, 9/6/24	3,250,000	3,174,230

		6,357,889

Government National Mortgage Association
4.00%, 9/15/40	36,407	37,279
4.00%, 9/15/41	154,364	158,039
6.50%, 5/15/32	7,964	8,743

		204,061

Housing & Urban Development
2.70%, 8/1/22	491,000	483,088

U.S. Treasury Inflation Index Note
0.63%, 7/15/21	279,530	278,833
1.25%, 7/15/20	866,655	876,680

		1,155,513

U.S. Treasury Note
1.88%, 1/31/22	1,500,000	1,451,162
2.75%, 8/31/23	1,500,000	1,487,021
2.75%, 11/15/23	1,500,000	1,485,762
2.75%, 2/28/25	3,500,000	3,449,756

		7,873,701

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT
AGENCY OBLIGATIONS (Cost $30,844,070)		30,137,926

INVESTMENT COMPANIES (1.5%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 2.00%(c)	2,037,694	2,037,694

TOTAL INVESTMENT COMPANIES (Cost $2,037,694)		2,037,694

Total Investments (Cost $85,280,904) — 99.8%		131,807,885
Other assets in excess of liabilities — 0.2%		200,526

NET ASSETS — 100.0%		$132,008,411

(a)	Non-income producing security.
(b)	This security has been deemed illiquid and represent 0.08% of the Fund’s net assets.
(c)	Rate disclosed is the seven day yield as of September 30, 2018.

ADR	American Depositary Receipt
GO	General Obligation

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden Equity Fund
September 30, 2018 (Unaudited)

COMMON STOCKS (99.5%)
Security Description	Shares	Fair Value ($)

Communication Services (6.9%)
Alphabet, Inc., Class A (a)	2,800	3,379,824
Alphabet, Inc., Class C (a)	4,900	5,848,003
Charter Communications, Inc., Class A (a)	4,879	1,589,969
Comcast Corp., Class A	70,000	2,478,700
Omnicom Group, Inc.	30,000	2,040,600

		15,337,096

Consumer Discretionary (8.4%)
Advance Auto Parts, Inc.	7,000	1,178,310
Autoliv, Inc.	5,500	476,740
Booking Holdings, Inc. (a)	1,100	2,182,400
Dollar General Corp.	22,000	2,404,600
McDonald’s Corp.	11,500	1,923,835
NIKE, Inc., Class B	45,000	3,812,400
Ross Stores, Inc.	41,000	4,063,100
Starbucks Corp.	34,000	1,932,560
The TJX Cos., Inc.	3,000	336,060
Veoneer, Inc. (a)	5,500	302,885

		18,612,890

Consumer Staples (9.3%)
Church & Dwight Co., Inc.	30,000	1,781,100
Colgate-Palmolive Co.	30,000	2,008,500
Costco Wholesale Corp.	19,000	4,462,720
Estee Lauder Cos., Inc.	25,000	3,633,000
PepsiCo, Inc.	26,000	2,906,800
Procter & Gamble Co.	5,000	416,150
Reckitt Benckiser Group PLC, Sponsored ADR	65,000	1,192,100
The Clorox Co.	18,000	2,707,380
The Hershey Co.	15,000	1,530,000

		20,637,750

Energy (3.9%)
Apache Corp.	56,500	2,693,355
ConocoPhillips	77,500	5,998,500

		8,691,855

Financials (16.5%)
American Express Co.	25,000	2,662,250
BB&T Corp.	55,000	2,669,700
Chubb Ltd.	11,000	1,470,040
Cincinnati Financial Corp.	18,000	1,382,580
Comerica, Inc.	23,000	2,074,600
Discover Financial Services	33,000	2,522,850
JPMorgan Chase & Co.	46,000	5,190,640
Northern Trust Corp.	27,000	2,757,510
PNC Financial Services Group, Inc.	28,500	3,881,415
State Street Corp.	28,000	2,345,840
SunTrust Banks, Inc.	45,000	3,005,550
T. Rowe Price Group, Inc.	21,500	2,347,370
U.S. Bancorp	80,000	4,224,800

		36,535,145

Health Care (15.2%)
Becton, Dickinson & Co.	17,000	4,437,000
Danaher Corp.	23,000	2,499,180
Dentsply Sirona, Inc.	22,000	830,280
Henry Schein, Inc. (a)	29,000	2,465,870
Johnson & Johnson, Inc.	35,000	4,835,950
Medtronic PLC	29,000	2,852,730
Merck & Co., Inc.	32,000	2,270,080
Mettler-Toledo International, Inc. (a)	4,500	2,740,410
Stryker Corp.	21,000	3,731,280
UnitedHealth Group, Inc.	18,000	4,788,720
Waters Corp. (a)	11,000	2,141,480

		33,592,980

Industrials (12.3%)
3M Co.	19,000	4,003,490
Deere & Co.	15,000	2,254,950
Donaldson Co., Inc.	35,000	2,039,100
Emerson Electric Co.	38,500	2,948,330
Hubbell, Inc.	22,000	2,938,540
Illinois Tool Works, Inc.	19,000	2,681,280
Union Pacific Corp.	32,000	5,210,560
United Parcel Service, Inc., Class B	23,000	2,685,250
W.W. Grainger, Inc.	7,000	2,501,870

		27,263,370

Information Technology (21.1%)
Accenture PLC, Class A	25,000	4,255,000
Apple, Inc.	48,500	10,948,390
Automatic Data Processing, Inc.	32,000	4,821,120
Cisco Systems, Inc.	75,000	3,648,750
International Business Machines Corp.	2,000	302,420
Microsoft Corp.	88,000	10,064,560
Oracle Corp.	90,000	4,640,400
TE Connectivity Ltd.	22,000	1,934,460
Visa, Inc., Class A	39,000	5,853,509

		46,468,609

Materials (3.6%)
AptarGroup, Inc.	26,000	2,801,240
PPG Industries, Inc.	25,000	2,728,250
Praxair, Inc.	15,000	2,410,950

		7,940,440

Utilities (2.3%)
Consolidated Edison, Inc.	31,000	2,361,890
Eversource Energy	45,000	2,764,800

		5,126,690

TOTAL COMMON STOCKS (Cost $107,922,226)		220,206,825

INVESTMENT COMPANIES (0.5%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 2.00%(b)	1,137,918	1,137,918

TOTAL INVESTMENT COMPANIES (Cost $1,137,918)		1,137,918

Total Investments (Cost $109,060,144) — 100.0%		221,344,743
Other assets in excess of liabilities — 0.0%		18,291

NET ASSETS — 100.0%		$221,363,034

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2018.

ADR	American Depositary Receipt

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden Midcap Fund
September 30, 2018 (Unaudited)

COMMON STOCKS (98.6%)
Security Description	Shares	Fair Value ($)

Communication Services (1.0%)
Omnicom Group, Inc.	8,000	544,160

		544,160

Consumer Discretionary (11.9%)
Dollar General Corp.	8,500	929,050
Dunkin’ Brands Group, Inc.	7,500	552,900
Expedia, Inc.	4,000	521,920
Hasbro, Inc.	5,000	525,600
Hyatt Hotels Corp., Class A	12,475	992,885
O’Reilly Automotive, Inc. (a)	2,000	694,640
Polaris Industries, Inc.	4,150	418,943
Ross Stores, Inc.	11,500	1,139,650
Williams Sonoma, Inc.	8,850	581,622

		6,357,210

Consumer Staples (5.6%)
Church & Dwight Co., Inc.	15,500	920,235
McCormick & Co., Inc.	4,100	540,175
The Clorox Co.	5,850	879,899
The Hershey Co.	6,425	655,350

		2,995,659

Energy (3.7%)
Apache Corp.	17,500	834,225
Dril-Quip, Inc. (a)	10,025	523,806
Helmerich & Payne, Inc.	9,200	632,684

		1,990,715

Financials (16.5%)
American Financial Group, Inc.	4,675	518,785
Brown & Brown, Inc.	18,800	555,916
Commerce Bancshares, Inc.	13,716	905,530
Discover Financial Services	10,000	764,500
East West Bancorp, Inc.	8,550	516,164
Eaton Vance Corp.	10,000	525,600
FactSet Research Systems, Inc.	4,675	1,045,843
M&T Bank Corp.	5,250	863,835
Northern Trust Corp.	9,250	944,702
SEI Investments Co.	8,825	539,208
Signature Bank	4,750	545,490
T. Rowe Price Group, Inc.	4,600	502,228
W. R. Berkley Corp.	6,410	512,351

		8,740,152

Health Care (12.1%)
Agilent Technologies, Inc.	8,000	564,320
Cerner Corp. (a)	7,825	504,008
Dentsply Sirona, Inc.	8,075	304,751
Henry Schein, Inc. (a)	6,850	582,456
Mettler-Toledo International, Inc. (a)	900	548,082
PerkinElmer, Inc.	5,975	581,188
ResMed, Inc.	4,550	524,797
STERIS PLC	4,400	503,360
The Cooper Companies, Inc.	2,375	658,231
Varian Medical Systems, Inc. (a)	4,725	528,869
Waters Corp. (a)	3,050	593,774
Zimmer Biomet Holdings, Inc.	4,225	555,461

		6,449,297

Industrials (15.8%)
AMETEK, Inc.	10,975	868,342
Donaldson Co., Inc.	16,300	949,637
Dover Corp.	6,375	564,379
Expeditors International of Washington, Inc.	5,225	384,194
Hubbell, Inc.	6,250	834,813
IDEX Corp.	3,450	519,777
Lincoln Electric Holdings, Inc.	6,275	586,336
Nordson Corp.	5,825	809,093
Roper Technologies, Inc.	2,000	592,420
Sensata Technologies Holding PLC (a)	9,000	445,950
The Middleby Corp. (a)	4,475	578,841
Verisk Analytics, Inc. (a)	4,600	554,530
Wabtec Corp.	6,550	686,964

		8,375,276

Information Technology (14.1%)
Akamai Technologies, Inc. (a)	7,000	512,050
Amdocs Ltd.	10,425	687,842
ANSYS, Inc. (a)	2,850	532,038
Aspen Technology, Inc. (a)	5,100	580,941
Check Point Software Technologies Ltd. (a)	5,200	611,884
Citrix Systems, Inc. (a)	5,725	636,391
F5 Networks, Inc. (a)	5,575	1,111,767
Fiserv, Inc. (a)	8,000	659,040
IPG Photonics Corp. (a)	3,500	546,245
Juniper Networks, Inc.	16,525	495,254
Paychex, Inc.	15,800	1,163,669

		7,537,121

Materials (7.6%)
AptarGroup, Inc.	7,800	840,372
Avery Dennison Corp.	8,175	885,761
Ball Corp.	11,500	505,885
International Flavors & Fragrances, Inc.	6,725	935,582
RPM International, Inc.	13,975	907,537

		4,075,137

Real Estate (5.3%)
Digital Realty Trust, Inc.	4,150	466,792
Host Hotels & Resorts, Inc.	24,275	512,203
Jones Lang LaSalle, Inc.	3,875	559,240
Lamar Advertising Co., Class A	7,500	583,500
Realty Income Corp.	12,000	682,680

		2,804,415

Utilities (5.0%)
American Water Works Co., Inc.	4,525	398,064
Consolidated Edison, Inc.	7,500	571,425
Eversource Energy	18,505	1,136,947
ONE Gas, Inc.	7,100	584,188

		2,690,624

TOTAL COMMON STOCKS (Cost $34,267,972)		52,559,766

INVESTMENT COMPANIES (1.4%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 2.00%(b)	741,229	741,229

TOTAL INVESTMENT COMPANIES (Cost $741,229)		741,229

Total Investments (Cost $35,009,201) — 100.0%		53,300,995
Liabilities in excess of other assets — 0.0%		(7,617)

NET ASSETS — 100.0%		$53,293,378

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2018.

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden SMID Cap Fund
September 30, 2018 (Unaudited)

COMMON STOCKS (98.7%)
Security Description	Shares	Fair Value ($)

Communication Services (1.1%)
Interpublic Group of Cos., Inc.	27,900	638,073

		638,073

Consumer Discretionary (10.2%)
Big Lots, Inc.	11,375	475,361
Brinker International, Inc.	9,100	425,243
Cheesecake Factory, Inc.	12,200	653,188
Choice Hotels International, Inc.	8,475	705,967
Dorman Products, Inc. (a)	7,925	609,591
Dunkin’ Brands Group, Inc.	6,000	442,320
Nordstrom, Inc.	9,075	542,776
Polaris Industries, Inc.	3,250	328,088
Texas Roadhouse, Inc.	8,600	595,894
Tiffany & Co.	4,400	567,468
Williams Sonoma, Inc.	7,200	473,184

		5,819,080

Consumer Staples (3.9%)
Church & Dwight Co., Inc.	16,325	969,215
Flowers Foods, Inc.	28,450	530,877
Lancaster Colony Corp.	3,000	447,630
Tootsie Roll Industries, Inc.	9,700	283,725

		2,231,447

Energy (3.2%)
Apache Corp.	11,475	547,013
Dril-Quip, Inc. (a)	8,700	454,575
Helmerich & Payne, Inc.	11,625	799,452

		1,801,040

Financials (15.6%)
American Financial Group, Inc.	5,400	599,238
Bank of Hawaii Corp.	7,400	583,934
Brown & Brown, Inc.	21,725	642,409
Cincinnati Financial Corp.	6,025	462,780
Cohen & Steers, Inc.	9,600	389,856
Commerce Bancshares, Inc.	9,700	640,394
CVB Financial Corp.	16,675	372,186
East West Bancorp, Inc.	8,400	507,108
Eaton Vance Corp.	10,800	567,648
FactSet Research Systems, Inc.	3,550	794,171
SEI Investments Co.	9,000	549,900
Signature Bank	6,500	746,459
SVB Financial Group (a)	1,700	528,411
Texas Capital Bancshares, Inc. (a)	4,300	355,395
UMB Financial Corp.	8,500	602,650
W. R. Berkley Corp.	7,000	559,510

		8,902,049

Health Care (14.1%)
Chemed Corp.	2,150	687,097
Dentsply Sirona, Inc.	10,050	379,287
Henry Schein, Inc. (a)	5,600	476,168
Masimo Corp. (a)	8,000	996,320
Mettler-Toledo International, Inc. (a)	1,400	852,572
PerkinElmer, Inc.	9,000	875,430
ResMed, Inc.	7,200	830,448
STERIS PLC	6,150	703,560
The Cooper Companies, Inc.	2,650	734,448
Varian Medical Systems, Inc. (a)	4,600	514,878
Waters Corp. (a)	5,200	1,012,336

		8,062,544

Industrials (17.3%)
Applied Industrial Technologies, Inc.	10,500	821,625
C.H. Robinson Worldwide, Inc.	5,675	555,696
Donaldson Co., Inc.	21,100	1,229,285
Expeditors International of Washington, Inc.	7,700	566,181
Franklin Electric Co., Inc.	8,900	420,525
Hexcel Corp.	6,100	409,005
Hubbell, Inc.	6,000	801,420
IDEX Corp.	3,600	542,376
Lincoln Electric Holdings, Inc.	7,350	686,784
Nordson Corp.	6,000	833,400
Sensata Technologies Holding PLC (a)	11,375	563,631
The Middleby Corp. (a)	4,800	620,880
UniFirst Corp.	4,200	729,330
Valmont Industries, Inc.	3,100	429,350
Wabtec Corp.	6,800	713,184

		9,922,672

Information Technology (15.6%)
Akamai Technologies, Inc. (a)	9,525	696,754
Amdocs Ltd.	10,750	709,285
ANSYS, Inc. (a)	4,300	802,724
Aspen Technology, Inc. (a)	8,375	953,996
Coherent, Inc. (a)	2,400	413,256
F5 Networks, Inc. (a)	6,050	1,206,491
IPG Photonics Corp. (a)	4,250	663,298
Jack Henry & Associates, Inc.	4,802	768,703
Juniper Networks, Inc.	20,400	611,388
Manhattan Associates, Inc. (a)	10,800	589,680
NETGEAR, Inc. (a)	9,600	603,360
Tech Data Corp. (a)	5,600	400,792
Teradata Corp. (a)	13,200	497,772

		8,917,499

Materials (6.3%)
AptarGroup, Inc.	8,400	905,016
Avery Dennison Corp.	5,700	617,595
International Flavors & Fragrances, Inc.	4,725	657,342
RPM International, Inc.	15,500	1,006,570
Silgan Holdings, Inc.	15,600	433,680

		3,620,203

Real Estate (7.2%)
American Campus Communities, Inc.	5,900	242,844
Camden Property Trust	7,400	692,418
CoreSite Realty Corp.	6,975	775,202
CubeSmart	14,800	422,244
Jones Lang LaSalle, Inc.	5,000	721,600
Lamar Advertising Co., Class A	8,300	645,740
Ryman Hospitality Properties, Inc.	7,000	603,190

		4,103,238

Utilities (4.2%)
American States Water Co.	7,200	440,208
Atmos Energy Corp.	6,700	629,197
New Jersey Resources Corp.	11,575	533,608
ONE Gas, Inc.	9,700	798,116

		2,401,129

TOTAL COMMON STOCKS (Cost $40,870,971)		56,418,974

INVESTMENT COMPANIES (1.3%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 2.00%(b)	725,735	725,735

TOTAL INVESTMENT COMPANIES (Cost $725,735)		725,735

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden SMID Cap Fund
September 30, 2018 (Unaudited)

INVESTMENT COMPANIES, CONTINUED
Security Description	Shares	Fair Value ($)

Total Investments (Cost $41,596,706) — 100.0%		57,144,709
Other assets in excess of liabilities — 0.0%		18,714

NET ASSETS — 100.0%		$57,163,423

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2018.

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden Small Cap Fund
September 30, 2018 (Unaudited)

COMMON STOCKS (98.3%)
Security Description	Shares	Fair Value ($)

Communication Services (0.8%)
Cable One, Inc.	890	786,413

		786,413

Consumer Discretionary (11.8%)
Big Lots, Inc.	28,700	1,199,373
Brinker International, Inc.	15,825	739,502
Cheesecake Factory, Inc.	20,525	1,098,909
Choice Hotels International, Inc.	21,450	1,786,785
Dorman Products, Inc. (a)	16,325	1,255,719
Dunkin’ Brands Group, Inc.	13,900	1,024,708
Gentherm, Inc. (a)	18,400	836,280
Monro Muffler Brake, Inc.	17,600	1,224,960
Texas Roadhouse, Inc.	20,700	1,434,303
Williams Sonoma, Inc.	21,100	1,386,692

		11,987,231

Consumer Staples (3.7%)
Flowers Foods, Inc.	74,200	1,384,572
Lancaster Colony Corp.	10,425	1,555,515
Tootsie Roll Industries, Inc.	28,625	837,281

		3,777,368

Energy (3.6%)
Dril-Quip, Inc. (a)	14,000	731,500
Forum Energy Technologies, Inc. (a)	55,150	570,803
Natural Gas Services Group, Inc. (a)	14,575	307,533
Newpark Resources, Inc. (a)	72,300	748,305
Oceaneering International, Inc. (a)	16,725	461,610
RPC, Inc.	51,600	798,767

		3,618,518

Financials (16.6%)
1st Source Corp.	17,950	944,529
Artisan Partners Asset Management, Inc., Class A	19,725	639,090
Bank of Hawaii Corp.	17,425	1,375,006
Bridge BanCorp, Inc.	13,225	439,070
Bryn Mawr Bank Corp.	10,100	473,690
Camden National Corp.	12,900	560,376
Cohen & Steers, Inc.	21,775	884,283
Commerce Bancshares, Inc.	19,485	1,286,399
CVB Financial Corp.	29,800	665,136
Eaton Vance Corp.	27,475	1,444,086
German American BanCorp	13,425	473,634
Horace Mann Educators Corp.	13,900	624,110
Independent Bank Corp.	9,175	757,855
Lakeland Financial Corp.	15,950	741,356
Morningstar, Inc.	11,200	1,410,080
Texas Capital Bancshares, Inc. (a)	8,825	729,386
Tompkins Financial Corp.	11,600	941,804
UMB Financial Corp.	17,300	1,226,570
Washington Federal, Inc.	23,450	750,400
Washington Trust BanCorp, Inc.	8,775	485,258

		16,852,118

Health Care (16.4%)
Anika Therapeutics, Inc. (a)	15,350	647,463
Atrion Corp.	925	642,690
Bio-Techne Corp.	10,100	2,061,511
Bruker Corp.	54,800	1,833,060
Chemed Corp.	5,575	1,781,659
CorVel Corp. (a)	13,225	796,806
Ensign Group, Inc.	23,800	902,496
Globus Medical, Inc., Class A (a)	21,300	1,208,988
Haemonetics Corp. (a)	15,350	1,758,803
Hill-Rom Holdings, Inc.	13,200	1,246,080
Masimo Corp. (a)	18,450	2,297,763
U.S. Physical Therapy, Inc.	12,100	1,435,060

		16,612,379

Industrials (17.0%)
Applied Industrial Technologies, Inc.	20,425	1,598,256
Donaldson Co., Inc.	35,675	2,078,425
Forward Air Corp.	16,750	1,200,975
Franklin Electric Co., Inc.	32,800	1,549,799
Herman Miller, Inc.	25,000	960,000
Hub Group, Inc., Class A (a)	29,100	1,326,960
Kadant, Inc.	9,475	1,021,879
Landstar System, Inc.	14,500	1,769,000
Lincoln Electric Holdings, Inc.	15,725	1,469,344
Tennant Co.	10,200	774,690
UniFirst Corp.	8,025	1,393,541
Valmont Industries, Inc.	6,675	924,488
Watts Water Technologies, Inc., Class A	15,800	1,311,400

		17,378,757

Information Technology (14.0%)
Aspen Technology, Inc. (a)	15,100	1,720,041
Coherent, Inc. (a)	7,300	1,256,987
CSG Systems International, Inc.	30,100	1,208,214
ExlService Holdings, Inc. (a)	17,900	1,184,980
InterDigital, Inc.	15,650	1,252,000
Manhattan Associates, Inc. (a)	20,500	1,119,300
NETGEAR, Inc. (a)	26,350	1,656,098
NIC, Inc.	81,750	1,209,900
Power Integrations, Inc.	17,600	1,112,320
Tech Data Corp. (a)	14,300	1,023,451
Teradata Corp. (a)	37,875	1,428,266

		14,171,557

Materials (4.6%)
AptarGroup, Inc.	17,350	1,869,289
Minerals Technologies, Inc.	11,550	780,780
Quaker Chemical Corp.	4,550	920,056
Silgan Holdings, Inc.	38,025	1,057,095

		4,627,220

Real Estate (5.2%)
CoreSite Realty Corp.	12,825	1,425,370
CubeSmart	34,900	995,697
HFF, Inc., Class A	20,500	870,840
Highwoods Properties, Inc.	16,200	765,612
Ryman Hospitality Properties, Inc.	14,250	1,227,923

		5,285,442

Utilities (4.6%)
American States Water Co.	11,450	700,053
Hawaiian Electric Industries, Inc.	24,550	873,735
New Jersey Resources Corp.	26,825	1,236,633
ONE Gas, Inc.	22,200	1,826,615

		4,637,036

TOTAL COMMON STOCKS (Cost $69,816,447)		99,734,039

INVESTMENT COMPANIES (1.7%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 2.00%(b)	1,730,962	1,730,962

TOTAL INVESTMENT COMPANIES (Cost $1,730,962)		1,730,962

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden Small Cap Fund
September 30, 2018 (Unaudited)

INVESTMENT COMPANIES, CONTINUED
Security Description	Shares	Fair Value ($)

Total Investments (Cost $71,547,409) — 100.0%		101,465,001
Other assets in excess of liabilities — 0.0%		2,279

NET ASSETS — 100.0%		$101,467,280

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2018.

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden International Equity Fund
September 30, 2018 (Unaudited)

COMMON STOCKS (98.9%)
Security Description	Shares	Fair Value ($)

Australia (5.8%)
Australia & New Zealand Banking Group Ltd.	11,096	225,978
Brambles Ltd.	34,113	268,723
Commonwealth Bank of Australia	7,569	390,620
CSL Ltd.	2,877	418,150
Origin Energy Ltd.(a)	50,479	301,334
Telstra Corp. Ltd.	97,283	224,278
Westpac Banking Corp.	14,352	289,695
Woodside Petroleum Ltd.	16,719	466,155

		2,584,933

Belgium (0.7%)
Colruyt SA	5,856	331,414

		331,414

Canada (9.0%)
ARC Resources Ltd.	23,987	267,451
Bank of Montreal	6,130	505,683
BCE, Inc.	5,842	236,711
Canadian National Railway Co.	4,673	419,358
Great-West Lifeco, Inc.	12,649	306,945
Intact Financial Corp.	3,270	271,930
Magna International, Inc.	4,266	224,118
Metro, Inc.	8,019	249,480
Royal Bank of Canada	6,484	519,825
The Bank of Nova Scotia	6,900	411,329
The Toronto-Dominion Bank	9,285	564,289

		3,977,119

Denmark (1.4%)
Novo Nordisk A/S	7,776	366,163
Novozymes A/S	4,918	270,027

		636,190

Finland (0.9%)
Kone OYJ	7,661	409,286

		409,286

France (8.9%)
Air Liquide SA	3,792	498,762
Danone SA	5,673	439,272
Dassault Systemes	3,330	497,722
Essilor International SA	2,907	430,110
Imerys SA	4,154	306,704
Legrand SA	4,891	356,463
L’Oreal SA	1,784	430,156
Publicis Groupe SA	5,538	330,968
Schneider Electric SE	5,551	446,581
Societe BIC SA	2,623	240,102

		3,976,840

Germany (8.9%)
Allianz SE	2,165	482,563
Beiersdorf AG	2,649	298,851
Deutsche Boerse AG	3,056	409,406
Fresenius SE & Co. KGaA	5,158	378,676
Fuchs Petrolub SE	4,952	276,631
Hannover Rueck SE	1,789	252,753
Henkel AG & Co. KGaA	2,115	224,538
Hugo Boss AG	2,890	222,504
Linde AG	1,202	284,244
Merck KGaA	3,586	370,506
Muenchener Rueckversicherungs-Gesellschaft AG	1,010	223,656
SAP AG	4,429	545,013

		3,969,341

Hong Kong (3.1%)
Hang Lung Properties Ltd.	176,400	344,783
Hang Seng Bank Ltd.	14,820	402,500
Hysan Development Co. Ltd.	62,000	313,251
MTR Corp. Ltd.	64,900	341,583

		1,402,117

Ireland (1.5%)
Experian PLC	15,812	406,046
Kerry Group PLC	2,544	280,714

		686,760

Israel (0.7%)
Nice Systems Ltd.(a)	2,738	310,134

		310,134

Italy (2.1%)
Luxottica Group SpA	5,132	348,647
Snam SpA	78,869	328,606
Terna Rete Elettrica Nazionale SpA	50,472	269,586

		946,839

Japan (22.2%)
Astellas Pharma, Inc.	18,850	328,879
Benesse Holdings, Inc.	7,560	215,287
Canon, Inc.	10,775	342,410
Central Japan Railway Co.	1,415	294,709
Chugai Pharmaceutical Co. Ltd.	5,300	340,581
Daiwa House Industry Co. Ltd.	13,590	402,915
East Japan Railway Co.	2,725	253,190
Fast Retailing Co. Ltd.	805	410,437
JSR Corp.	13,200	246,454
Kao Corp.	3,600	290,725
KDDI Corp.	12,600	348,164
Kurita Water Industries Ltd.	8,200	238,926
Mitsubishi Estate Co. Ltd.	22,400	380,958
Nippon Telegraph & Telephone Corp.	7,632	344,784
Nitto Denko Corp.	3,400	254,881
Nomura Research Institute Ltd.	6,688	337,932
NTT DOCOMO, Inc.	14,310	384,833
Oracle Corporation Japan	3,700	298,345
Oriental Land Co. Ltd.	4,225	441,840
Secom Co. Ltd.	3,835	312,674
Sumitomo Mitsui Financial Group, Inc.	9,150	369,383
Terumo Corp.	6,800	402,852
The Chiba Bank Ltd.	40,245	274,913
The Hachijuni Bank Ltd.	54,240	248,759
The Shizuoka Bank Ltd.	33,180	297,919
Tokio Marine Holdings, Inc.	6,950	344,869
Tokyo Gas Co. Ltd.	12,200	299,899
Toyota Motor Corp.	6,440	402,217
Yahoo Japan Corp.	94,835	341,439
Yamato Holdings Co. Ltd.	13,075	401,458

		9,852,632

Luxembourg (0.7%)
Tenaris SA	19,307	323,427

		323,427

Netherlands (4.5%)
Akzo Nobel NV	4,164	389,330
Core Laboratories NV	3,056	353,976
Koninklijke Ahold Delhaize NV	18,813	431,340
Koninklijke Vopak NV	8,095	398,830
Wolters Kluwer NV	6,754	420,890

		1,994,366

Norway (0.7%)
Statoil ASA	10,777	304,005

		304,005

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden International Equity Fund
September 30, 2018 (Unaudited)

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Singapore (1.2%)
ComfortDelGro Corp. Ltd.	174,950	311,062
Singapore Exchange Ltd.	41,400	223,252

		534,314

Spain (2.7%)
Banco Bilbao Vizcaya Argentaria SA	50,988	324,964
Enagas SA	11,341	306,104
Gas Natural SDG SA	12,002	327,568
Inditex SA	8,595	260,524

		1,219,160

Sweden (2.6%)
Atlas Copco AB, Class A	6,310	181,972
Hennes & Mauritz AB	16,596	306,816
Nordea Bank AB	37,483	408,672
Svenska Handelsbanken AB	20,076	253,665

		1,151,125

Switzerland (7.4%)
ABB Ltd.	10,427	246,485
Cie Financiere Richemont SA	3,329	271,478
Givaudan SA	118	290,249
Nestle SA	7,548	629,539
Roche Holding AG	3,235	784,018
SGS SA	134	352,962
Sonova Holding AG-REG	1,830	364,321
Zurich Insurance Group AG	1,174	371,228

		3,310,280

United Kingdom (13.9%)
Admiral Group PLC	9,911	268,654
Burberry Group PLC	12,989	341,085
Compass Group PLC	17,226	382,980
Croda International PLC	5,711	387,164
Investec PLC	34,827	244,906
ITV PLC	114,566	235,674
Johnson Matthey PLC	8,313	385,890
London Stock Exchange Group PLC	6,576	393,015
Marks & Spencer Group PLC	56,865	214,020
National Grid PLC	44,473	458,675
Next PLC	3,982	285,103
Reckitt Benckiser Group PLC	5,118	467,953
RELX PLC	14,529	305,977
Sage Group PLC	41,182	314,712
Schroders PLC	6,790	273,869
Smith & Nephew PLC	13,802	251,725
Smiths Group PLC	12,557	244,728
Unilever PLC	8,526	468,444
WPP PLC	14,697	215,378

		6,139,952

TOTAL COMMON STOCKS (Cost $40,261,720)		44,060,234

INVESTMENT COMPANIES (0.2%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 2.00%(b)	102,318	102,318

TOTAL INVESTMENT COMPANIES (Cost $102,318)		102,318

Total Investments (Cost $40,364,038) — 99.1%		44,162,552
Other assets in excess of liabilities — 0.9%		383,421

NET ASSETS — 100.0%		$44,545,973

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2018.

The Fund invested, as a percentage of net assets at value, in the following industries as of September 30, 2018:

Percentage of Total
Industry	Net Assets

Financials	21.5%
Industrials	14.5%
Consumer Staples	10.2%
Health Care	9.9%
Consumer Discretionary	9.8%
Materials	8.1%
Energy	6.8%
Information Technology	6.0%
Communication Services	5.9%
Real Estate	3.2%
Utilities	3.0%
Investment Companies	0.2%
Other net assets	0.9%

Total	100.0%

See Notes to Schedules of Portfolio Investments

THE BOSTON TRUST & WALDEN FUNDS
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2018 (Unaudited)

1. Security Valuation:
The Boston Trust & Walden Funds (the “Funds”) record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The value of each equity security, including common stocks, is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price. The prices for foreign securities are reported in local currency and converted to U.S dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by a recognized independent pricing service.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Funds’ Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

The Funds may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. If market prices are not readily available or, in the opinion of Boston Trust Investment Management, Inc. (the “Adviser”), market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board. The Adviser believes that foreign security values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign security prices may be “fair valued” by an independent pricing service through the use of factors which take such volatility into account.

Investments in investment companies and money market funds are valued at net asset value per share.

Fair Value Measurements:
The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Debt securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy. Open-ended investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

THE BOSTON TRUST & WALDEN FUNDS
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2018 (Unaudited)

The following is a summary of the valuation inputs used as of September 30, 2018 in valuing the Funds’ investments based on the three levels defined above:

		Level 2
	Level 1	Other Significant	Total Investments
Fund Name	Quoted Prices	Observable Inputs	in Securities

Asset Management Fund
Common Stocks[1]	$408,061,244	$–	$408,061,244
Corporate Bonds[1]	–	12,463,648	12,463,648
Municipal Bonds[2]	–	4,059,650	4,059,650
U.S. Government & U.S. Government Agency Obligations	–	80,546,225	80,546,225
Investment Companies	7,066,379	–	7,066,379

Total	415,127,623	97,069,523	512,197,146

Equity Fund
Common Stocks[1]	142,924,611	–	142,924,611
Investment Companies	790,430	–	790,430

Total	143,715,041	–	143,715,041

Midcap Fund
Common Stocks[1]	66,555,647	–	66,555,647
Investment Companies	594,181	–	594,181

Total	67,149,828	–	67,149,828

SMID Cap Fund
Common Stocks[1]	77,931,666	–	77,931,666
Investment Companies	1,081,669	–	1,081,669

Total	79,013,335	–	79,013,335

Small Cap Fund
Common Stocks[1]	294,278,928	–	294,278,928
Investment Companies	2,036,472	–	2,036,472

Total	296,315,400	–	296,315,400

Walden Asset Management Fund
Common Stocks[1]	95,681,463	–	95,681,463
Certificate of Deposit	–	99,192	99,192
Corporate Bonds[1]	–	3,410,584	3,410,584
Municipal Bonds[2]	–	441,026	441,026
U.S. Government & U.S. Government Agency Obligations	–	30,137,926	30,137,926
Investment Companies	2,037,694	–	2,037,694

Total	97,719,157	34,088,728	131,807,885

Walden Equity Fund
Common Stocks[1]	220,206,825	–	220,206,825
Investment Companies	1,137,918	–	1,137,918

Total	221,344,743	–	221,344,743

Walden Midcap Fund
Common Stocks[1]	52,559,766	–	52,559,766
Investment Companies	741,229	–	741,229

Total	53,300,995	–	53,300,995

Walden SMID Cap Fund
Common Stocks[1]	56,418,974	–	56,418,974
Investment Companies	725,735	–	725,735

Total	57,144,709	–	57,144,709

Walden Small Cap Fund
Common Stocks[1]	99,734,039	–	99,734,039
Investment Companies	1,730,962	–	1,730,962

Total	101,465,001	–	101,465,001

Walden International Equity Fund
Common Stocks[3]	44,060,234	–	44,060,234
Investment Companies	102,318	–	102,318

Total	44,162,552	–	44,162,552

THE BOSTON TRUST & WALDEN FUNDS
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2018 (Unaudited)

1	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
2	For detailed State classifications, see the accompanying Schedules of Portfolio Investments.
3	For detailed Country classifications, see the accompanying Schedules of Portfolio Investments.

New Accounting Pronouncements:
 In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the financial statements and related disclosures has not yet been determined.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurements. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, with early adoption permitted. Management does not believe that adoption of ASU 2018-13 will materially impact the Funds’ financial statements.

2. Subsequent Events:
Management has evaluated events and transactions through the date the schedules of investments were issued, for purpose of recognition or disclosure in these Schedules of Investments and there are no subsequent events to report.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Boston Trust & Walden Funds

By (Signature and Title)*	/s/ Lucia Santini

Lucia Santini, President

Date	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lucia Santini

Lucia Santini, President

Date	November 26, 2018

By (Signature and Title)*	/s/ Jennifer Ellis

Jennifer Ellis, Treasurer

Date	November 26, 2018